Average Annual Total Returns			12 Months Ended	13 Months Ended	16 Months Ended	60 Months Ended	73 Months Ended	97 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024 [4]	Dec. 31, 2024 [8]	Dec. 31, 2024	Dec. 31, 2024 [5]	Dec. 31, 2024 [6]	Dec. 31, 2024
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%			7.29%			7.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%			13.86%			12.55%
Bloomberg U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			0.88%			1.08%			2.04%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			1.05%			0.99%			2.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			14.53%			13.10%
Segall Bryant & Hamill Small Cap Value Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.33%			5.96% [1]			7.25%	[1]
Segall Bryant & Hamill Small Cap Value Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.57%			6.10%			7.40%
Segall Bryant & Hamill Small Cap Value Fund-Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.16%			5.33%			6.15%
Segall Bryant & Hamill Small Cap Value Fund-Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.13%			4.65%			5.55%
Segall Bryant & Hamill Small Cap Growth Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.60%			10.12%			10.86%
Segall Bryant & Hamill Small Cap Growth Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.60%			10.12%			9.98%
Segall Bryant & Hamill Small Cap Growth Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.24%			8.04%			8.59%
Segall Bryant & Hamill Small Cap Growth Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.75%			10.29%			11.08%
Segall Bryant & Hamill Small Cap Growth Fund-Institutional Class | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.15%			6.86%			8.09%
Segall Bryant & Hamill Small Cap Growth Fund-Institutional Class | Russell 3000® Index (reflects no deduction for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%			13.86%			12.55%
Segall Bryant & Hamill Small Cap Core Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.88%			10.76%			9.38%	[2]
Segall Bryant & Hamill Small Cap Core Fund-Retail Class | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%			13.86%			12.55%
Segall Bryant & Hamill Small Cap Core Fund-Retail Class | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.54%			7.40%			7.82%
Segall Bryant & Hamill Small Cap Core Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.91%			10.93%			9.55%
Segall Bryant & Hamill Small Cap Core Fund-Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.53%			9.38%			8.78%
Segall Bryant & Hamill Small Cap Core Fund-Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.03%			8.46%			7.75%
Segall Bryant & Hamill All Cap Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]		16.85%			12.02%			11.10%
Segall Bryant & Hamill All Cap Fund-Retail Class | Russell 3000® Index (reflects no deduction for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%			13.86%			12.55%
Segall Bryant & Hamill All Cap Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.89%			12.06%			11.21%
Segall Bryant & Hamill All Cap Fund-Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.43%			9.83%			9.87%
Segall Bryant & Hamill All Cap Fund-Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.46%			9.42%			9.11%
Segall Bryant & Hamill Emerging Markets Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.77%			5.27%			5.27%
Segall Bryant & Hamill Emerging Markets Fund-Retail Class | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%			1.70%			3.64%
Segall Bryant & Hamill Emerging Markets Fund-Retail Class | MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.23%			4.12%			4.91%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.88%			5.44%			5.47%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.49%			4.49%			4.56%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.23%			4.26%			4.23%
Segall Bryant & Hamill International Small Cap Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.65%			3.13%			4.08%
Segall Bryant & Hamill International Small Cap Fund-Retail Class | MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.23%			4.12%			4.91%
Segall Bryant & Hamill International Small Cap Fund-Retail Class | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.82%			2.30%			5.52%
Segall Bryant & Hamill International Small Cap Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.77%			3.28%			4.27%
Segall Bryant & Hamill International Small Cap Fund-Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.87%			2.20%			3.23%
Segall Bryant & Hamill International Small Cap Fund-Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.14%			2.56%			3.27%
Segall Bryant & Hamill International Equity Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.49%	4.10%
Performance Inception Date		Dec. 08, 2023
Segall Bryant & Hamill International Equity Fund - Retail Class | MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.23%	0.09%
Segall Bryant & Hamill International Equity Fund - Retail Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%	1.54%
Segall Bryant & Hamill International Equity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.58%	4.23%
Performance Inception Date		Dec. 08, 2023
Segall Bryant & Hamill International Equity Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.66%	3.62%
Segall Bryant & Hamill International Equity Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.87%	3.21%
Segall Bryant & Hamill Global All Cap Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.28%			8.30%			8.21%
Segall Bryant & Hamill Global All Cap Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.85%			6.39%			6.37%
Segall Bryant & Hamill Global All Cap Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.74%			6.10%			6.14%
Segall Bryant & Hamill Global All Cap Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.36%			8.43%			8.35%
Segall Bryant & Hamill Global All Cap Fund-Institutional Class | MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%			11.17%			9.95%
Segall Bryant & Hamill Short Term Plus Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.19%			1.96%	2.25%
Performance Inception Date		Dec. 14, 2018
Segall Bryant & Hamill Short Term Plus Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.42%			1.15%	1.39%
Segall Bryant & Hamill Short Term Plus Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.05%			1.16%	1.36%
Segall Bryant & Hamill Short Term Plus Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.17%			2.06%	2.33%
Performance Inception Date		Dec. 14, 2018
Segall Bryant & Hamill Short Term Plus Fund-Institutional Class | Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.36%			1.58%	2.05%
Segall Bryant & Hamill Short Term Plus Fund-Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)	1.27%
Segall Bryant & Hamill Plus Bond Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.99%			0.53%			1.95%
Segall Bryant & Hamill Plus Bond Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.34%			(0.87%)			0.50%
Segall Bryant & Hamill Plus Bond Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.17%			0.14%			0.89%
Segall Bryant & Hamill Plus Bond Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.17%			0.69%			2.11%
Segall Bryant & Hamill Plus Bond Fund-Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
Segall Bryant & Hamill Quality High Yield Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.53%			3.40%			4.33%
Segall Bryant & Hamill Quality High Yield Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.73%			1.71%			2.45%
Segall Bryant & Hamill Quality High Yield Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.25%			1.86%			2.48%
Segall Bryant & Hamill Quality High Yield Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.76%			3.57%			4.51%
Segall Bryant & Hamill Quality High Yield Fund-Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
Segall Bryant & Hamill Quality High Yield Fund-Institutional Class | Bloomberg U.S. High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.19%			4.20%			5.16%
Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.05%			1.06%		2.88%
Performance Inception Date		Dec. 16, 2016
Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.58%			0.71%		2.49%
Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.80%			1.20%		2.63%
Segall Bryant & Hamill Municipal Opportunities Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.09%			1.20%		3.04%
Performance Inception Date		Dec. 16, 2016
Segall Bryant & Hamill Municipal Opportunities Fund-Institutional Class | Bloomberg U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.88%			1.08%		2.28%
Segall Bryant & Hamill Municipal Opportunities Fund-Institutional Class | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.05%			0.99%		2.47%
Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.39%			0.57%			1.80%
Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.20%			0.47%			1.70%
Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.63%			1.00%			1.95%
Segall Bryant & Hamill Colorado Tax Free Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.53%			0.71%			1.92%	[7]
BARRETT GROWTH FUND Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			28.35%			15.03%			13.20%
BARRETT GROWTH FUND Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.58%			12.41%			11.62%
BARRETT GROWTH FUND Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.92%			11.54%			10.66%
Barrett Opportunity Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.65%			12.54%			10.43%
Barrett Opportunity Fund Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.60%			7.51%			6.38%
Barrett Opportunity Fund Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.25%			9.49%			7.64%
Segall Bryant & Hamill Select Equity ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			24.53%		22.66%
Segall Bryant & Hamill Select Equity ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.50%		22.60%
Segall Bryant & Hamill Select Equity ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.55%		17.39%
Segall Bryant & Hamill Select Equity ETF [Default Label] | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		23.43%
Segall Bryant & Hamill Select Equity ETF [Default Label] | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.51%		23.93%
Segall Bryant & Hamill Select Equity ETF
Prospectus [Line Items]
Performance Inception Date		Aug. 29, 2023

[1]	Retail Class commenced operations on December 9, 2019 and Institutional Class commenced operations on July 31, 2013. The five- and ten-years performance figures for Retail Class include the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[2]	Retail Class commenced operations on December 31, 2019. The ten-year performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[3]	Retail Class commenced operations on December 9, 2019. Institutional Class commenced operations on July 31, 2013. The ten-year performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[4]	Institutional Class and Retail Class of the Fund commenced operations on December 8, 2023. For periods prior to December 8, 2023, the Institutional Class performance shown includes the Predecessor Fund which commenced operations on October 27, 2021. The performance figures for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[5]	Institutional Class and Retail Class of the Fund commenced operations on December 14, 2018.
[6]	Institutional Class and Retail Class of the Fund commenced operations on December 16, 2016.
[7]	Institutional Class commenced operations on April 29, 2016. The ten-year performance figure for Institutional Class includes the performance for Retail Class for the periods prior to the start date of the Institutional Class. The Institutional Class performance has not been adjusted to reflect the lower fees and expenses of the Institutional Class because (1) the Retail Class represent interests in the same portfolio of securities; and (2) the fees and expenses of the Institutional Class are lower than the Retail Class.
[8]	The Fund commenced operations on August 29, 2023.